SCHEDULE OF RECONCILIATIONS OF INCOME TAX EXPENSES (BENEFITS) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Loss before income tax expenses	$ (31,523)	$ (57,591)
Income tax benefits computed at the PRC statutory income tax rate of 25%	(7,881)	(14,398)
Use of NOL	(98)
Effect of additional deduction for qualified R&D expenses	(269)	(779)
Effect of changes in asset value	332	584
Non-deductible expenses	48	84
Changes in valuation allowance and others	7,868	14,509
Income tax expenses